Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure representing major components of tax expense income [line items]
Loss before taxes	$ (788)	$ (305)
Combined statutory tax rate	26.50%	27.00%
Computed income tax recovery	$ (209)	$ (82)
Increase (decrease) resulting from:
Share-based compensation	1	2
Non-taxable foreign exchange (gain) loss	(1)	2
Unrecognized deferred tax asset	177	89
Adjustments related to prior years	(5)	(11)
Tax rate reductions	34
Other	3
Deferred tax recovery	$ 0	$ 0